Mineral Properties and Deferred Exploration (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 2,482
Ending balance	50,921	$ 2,482
Net book value	50,921	2,482
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Ending balance	45,825
Net book value	45,825
Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,939
Ending balance	4,337	1,939
Net book value	4,337	1,939
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	481
Ending balance	671	481
Net book value	671	481
Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	62
Ending balance	88	62
Net book value	88	62
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,315	4,038
Additions	8,196	1,059
Disposals	(55)	(782)
Transfer from E&E assets	40,563
Ending balance	53,019	4,315
Net book value	53,019	4,315
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	5,262
Disposals
Transfer from E&E assets	40,563
Ending balance	45,825
Net book value	45,825
Gross carrying amount [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,279	2,657
Additions	2,519	622
Disposals
Transfer from E&E assets
Ending balance	5,798	3,279
Net book value	5,798	3,279
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	954	1,220
Additions	376	437
Disposals	(55)	(703)
Transfer from E&E assets
Ending balance	1,275	954
Net book value	1,275	954
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	82	161
Additions	39
Disposals		(79)
Transfer from E&E assets
Ending balance	121	82
Net book value	121	82
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Disposals	(29)	(753)
Beginning balance	1,833	2,300
Depreciation, property, plant and equipment	294	286
Ending balance	2,098	1,833
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Disposals
Beginning balance
Depreciation, property, plant and equipment
Ending balance
Accumulated depreciation and amortisation [member] | Processing plant [member]
IfrsStatementLineItems [Line Items]
Disposals
Beginning balance	1,340	1,212
Depreciation, property, plant and equipment	121	128
Ending balance	1,461	1,340
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Disposals	(29)	(686)
Beginning balance	473	1,015
Depreciation, property, plant and equipment	160	144
Ending balance	604	473
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Disposals		(67)
Beginning balance	20	73
Depreciation, property, plant and equipment	13	14
Ending balance	$ 33	$ 20